Basis of preparation and recent accounting developments (Details) £ in Millions, $ in Billions	12 Months Ended
	Mar. 31, 2026 GBP (£) MW site	Mar. 31, 2050 GBP (£)	Apr. 30, 2026 USD ($)	Mar. 31, 2026 USD ($) MW site	Mar. 31, 2025 GBP (£)	Mar. 31, 2024 GBP (£)
Disclosure of subsidiaries [line items]
Bonds issued | $				$ 0.7
Number of US Superfund sites | site	2			2
Property, plant and equipment	£ 81,520				£ 74,091
Other provisions	2,761				£ 3,049	£ 3,109
Issuance of bonds
Disclosure of subsidiaries [line items]
Bonds issued | $			$ 0.9
Decommissioning provision, ARO
Disclosure of subsidiaries [line items]
Other provisions	£ 38
New York
Disclosure of subsidiaries [line items]
Cash flow projection, forecast period	5 years
New England
Disclosure of subsidiaries [line items]
Cash flow projection, forecast period	5 years
Electricity generation plant
Disclosure of subsidiaries [line items]
Property, plant and equipment	£ 267
Property, plant and equipment, capacity | MW	3,800			3,800
Liquefied natural gas | Forecast
Disclosure of subsidiaries [line items]
Property, plant and equipment		£ 0
Minimum | Fixed interest rate bonds
Disclosure of subsidiaries [line items]
Notional amount	£ 4,200